Risk management - Summary forborne portfolio (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Forborne assets	€ 13,461	€ 12,817
% of total portfolio	1.50%	1.50%
Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 5,910	€ 5,934
% of total portfolio	1.70%	1.90%
Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 7,551	€ 6,883
% of total portfolio	1.40%	1.30%
Of which: performing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 7,732	€ 7,178
Of which: performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	3,194	3,191
Of which: performing | Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	4,538	3,987
Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	5,729	5,640
Of which: non-performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	2,716	2,743
Of which: non-performing | Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 3,013	€ 2,897